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                       Choice Market Neutral Fund
                           Semi-Annual Report
                             April 30, 2003

                              Choice Market
                              Neutral Fund
                           Semi-Annual Report
                             April 30, 2003



                            Table of Contents

Choice Market Neutral Fund . . . . . . . . . . . . . . . . . . . . . . .2

     Schedule of Investments . . . . . . . . . . . . . . . . . . . . . .3

     Statement of Assets and Liabilities . . . . . . . . . . . . . . . .4

     Statement of Operations . . . . . . . . . . . . . . . . . . . . . .5

     Statement of Changes in Net Assets. . . . . . . . . . . . . . . . .6

     Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . .7

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .8

CHOICE MARKET NEUTRAL FUND

                        INVESTMENT RETURNS TABLE*
                                                          Since Inception
                                                            thru 4-30-03
-------------------------------------------------------------------------
Choice Market Neutral Class A (inception date 3-31-03)
     Fund With Sales Load Effect                               (4.06)%
     Fund Without Sales Load Effect                             1.50%
-------------------------------------------------------------------------
Choice Market Neutral Class C (inception date 3-31-03)
     Fund With Sales Load Effect                                 .60%
     Fund Without Sales Load Effect                             1.60%
-------------------------------------------------------------------------
S&P 500(R) Stock Index                                          6.32%
-------------------------------------------------------------------------

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. For Class A shares, total return figures include an up-front maximum applicable sales charge of 5.50%. Class C shareholders are subject to a contingent deferred sales charge of 1% (as a percentage of original purchase price or redemption proceeds, whichever is lower) on shares sold within one year of purchase. The Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund is non-diversified; therefore, it is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities.

                GROWTH OF AN ASSUMED $10,000 INVESTMENT*

                     MARKET NEUTRAL   MARKET NEUTRAL   MARKET NEUTRAL     MARKET NEUTRAL
                         FUND              FUND             FUND               FUND
                        CLASS A           CLASS A          CLASS C            CLASS C
                      WITH SALES       WITHOUT SALES      WITH SALES       WITHOUT SALES
  DATE                LOAD EFFECT       LOAD EFFECT       LOAD EFFECT       LOAD EFFECT       S&P 500
  ----                -----------       -----------       -----------       -----------       -------
3/31/03                 9,451.80         10,000.00         10,000.00        10,000.00        10,000.00
4/30/03                 9,593.58         10,150.00         10,060.00        10,160.00        10,631.98

This chart assumes an initial investment of $10,000 made on 3-31-03. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures represent past performance, which is no guarantee of future results, and will fluctuate. It is not possible to make a direct investment in the S&P 500(R) Stock Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                       CHOICE MARKET NEUTRAL FUND

OBJECTIVE

The Fund seeks to produce positive returns while remaining market neutral by investing actively long and short in a portfolio of equity securities. "Remaining market neutral" means that the Fund will generally maintain a balance of long and short positions. The Fund has a secondary goal of preservation of capital.

STRATEGY

The Portfolio Manager will use pair trading to attempt to capture the "alpha" and minimize the market and sector risks. He will also attempt to preserve capital and enhance returns by utilizing an aggressive risk management and trading process. (SEE THE PROSPECTUS FOR ADDITIONAL INFORMATION).

2    Choice Market Neutral Fund

                                               CHOICE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT                           83.3%
  $1,200,000   U.S. Treasury Bill
               1.13%, 07/31/03                                              $ 1,196,618

               TOTAL SHORT-TERM INVESTMENT
               (cost $1,196,618)                                              1,196,618
                                                                            -----------

               TOTAL INVESTMENTS                               83.3%
               (cost $1,196,618)                                              1,196,618

               Other Assets less Liabilities                   16.7%            239,168
                                                                            -----------

               NET ASSETS                                     100.0%        $ 1,435,786
                                                                            ===========









See notes to financial statements.

                                          Choice Market Neutral Fund    3

CHOICE MARKET NEUTRAL FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,196,618)                                     $ 1,196,618
Deposit at broker                                                               117,910
Receivable for investments sold                                                 225,330
Receivable for fund shares sold                                                  42,072
Due from adviser                                                                  2,871
Prepaid expenses and other assets                                                25,833
                                                                            -----------
Total assets                                                                  1,610,634
                                                                            -----------

LIABILITIES
Payable for investments purchased                                               144,350
Payable to custodian                                                                745
Accrued investment advisory fee                                                     516
Accrued distribution fee                                                            120
Accrued expenses                                                                 29,117
                                                                            -----------
Total liabilities                                                               174,848
                                                                            -----------
NET ASSETS                                                                  $ 1,435,786
                                                                            ===========

NET ASSETS CONSIST OF
Paid in capital                                                             $ 1,422,501
Accumulated undistributed net investment loss                                    (1,002)
Accumulated net realized gain on investments sold and securities sold short      14,287
                                                                            -----------
NET ASSETS                                                                  $ 1,435,786
                                                                            ===========

CLASS A SHARES
Net assets                                                                  $ 1,359,973
Shares outstanding (no par value, unlimited shares authorized)                  134,003
NET ASSET VALUE PER SHARE (NET ASSET/SHARES OUTSTANDING)                         $10.15
                                                                            ===========
MAXIMUM OFFERING PRICE PER SHARE (NET ASSET VALUE PLUS 5.82% OF
  NET ASSET VALUE OR 5.50% OF OFFERING PRICE                                     $10.74
                                                                            ===========

CLASS C SHARES
Net assets                                                                  $    75,813
Shares outstanding (no par value, unlimited shares authorized)                    7,464
NET ASSET VALUE PER SHARE (NET ASSET/SHARES OUTSTANDING)                         $10.16
                                                                            ===========




See notes to financial statements.

4    Choice Market Neutral Fund

                                               CHOICE MARKET NEUTRAL FUND

STATEMENT OF OPERATIONS
For the Period Ended April 30, 2003 (Unaudited)(1)

----------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                    $        79
                                                                            -----------
TOTAL INVESTMENT INCOME                                                              79
                                                                            -----------

EXPENSES
Professional fees                                                                10,729
Transfer agent fees and expenses - Class A shares                                 4,749
Transfer agent fees and expenses - Class C shares                                 1,646
Fund administration and accounting fees                                           5,414
Federal and state registration fees                                               4,213
Reports to shareholders                                                           2,018
Custody fees                                                                      1,392
Trustees' fees and related expenses                                                 881
Investment advisory fees                                                            516
Rule 12b-1 fees - Class A shares                                                    104
Rule 12b-1 fees - Class C shares                                                     16
Other                                                                             1,869
                                                                            -----------
Total expenses before waiver and reimbursements                                  33,547
                                                                            -----------
Waiver and reimbursements by Advisor                                            (32,466)
                                                                            -----------
Net expenses                                                                      1,081
                                                                            -----------
NET INVESTMENT LOSS                                                              (1,002)
                                                                            -----------

REALIZED GAIN ON INVESTMENTS
Net realized gain on:
  Investment securities                                                           5,853
  Short positions                                                                 8,434
                                                                            -----------
NET GAIN ON INVESTMENTS                                                          14,287
                                                                            -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $    13,285
                                                                            ===========



(1) Commenced operations on March 31, 2003.







See notes to financial statements.

                                          Choice Market Neutral Fund    5

CHOICE MARKET NEUTRAL FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                          Period Ended
                                                                        April 30, 2003(1)
                                                                           (Unaudited)
----------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                                         $    (1,002)


Net realized gain on:
  Investment securities                                                           5,853
  Short positions                                                                 8,434
                                                                            -----------
Net increase in net assets resulting from operations                             13,285
                                                                            -----------

CAPITAL SHARE TRANSACTIONS
Shares sold
  Class A shares                                                              1,347,382
  Class C shares                                                                 75,119
                                                                            -----------
Net increase in net assets resulting from capital share transactions          1,422,501
                                                                            -----------

TOTAL INCREASE IN NET ASSETS                                                  1,435,786
                                                                            -----------

NET ASSETS
Beginning of period                                                                -
                                                                            -----------
End of period (includes accumulated undistributed net investment
  loss of $1,002)                                                           $ 1,435,786
                                                                            ===========



(1) Commenced operations on March 31, 2003.









See notes to financial statements.

6    Choice Market Neutral Fund

                                               CHOICE MARKET NEUTRAL FUND

FINANCIAL HIGHLIGHTS

                                                      CLASS A SHARES    CLASS C SHARES
                                                       PERIOD ENDED      PERIOD ENDED
                                                     APRIL 30, 2003(1)  APRIL 30, 2003(1)
                                                         (UNAUDITED)       (UNAUDITED)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE*

NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00           $10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
Net investment loss                                             (0.01)           (0.01)
Net realized gain on investments                                 0.16             0.17
                                                             --------         --------
Total Income from Investment Operations                          0.15             0.16
                                                             --------         --------

NET ASSET VALUE, END OF PERIOD                                 $10.15           $10.16
                                                             ========         ========

TOTAL RETURN(2)(3)                                               1.50%            1.60%

SUPPLEMENTAL DATA
  AND RATIOS
Net assets, end of period (in thousands)                       $1,360              $76
Ratio of expenses to average net assets,
  net of expenses waived and reimbursed(4)                       3.37%            4.35%
Ratio of expenses to average net assets,
  before expenses waived and reimbursed(4)                     100.48%          213.51%
Ratio of net investment loss to average net assets,
  net of expenses waived and reimbursed(4)                      (3.12)%          (4.08)%
Ratio of net investment loss to average net assets,
  before expenses waived and reimbursed(4)                    (100.23)%        (213.24)%
Portfolio turnover rate (5)                                       n/a              n/a


(1)  Commenced operations on March 31, 2003.
(2)  Not annualized for periods less than a full year.
(3) The total return does not reflect the 5.50% front-end sales charge and 1.00% deferred sales charge on Class A and Class C shares, respectively.
(4)  Annualized for periods less than a full year.
(5) Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year.


*Selected data for a share of capital stock outstanding throughout the period.




See notes to financial statements.
                                          Choice Market Neutral Fund    7

                       Choice Market Neutral Fund
                      NOTES TO FINANCIAL STATEMENTS
                       April 30, 2003 (Unaudited)

(1)  Organization
     Choice Funds (the "Trust") was established on July 16, 1999 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Market Neutral Fund (the "Fund") is a non-diversified series of the Trust that seeks to produce positive returns while remaining market neutral by investing actively long and short in a portfolio of equity securities. "Remaining market neutral" means the Fund will generally maintain a balance of long and short positions. The Fund offers two classes of shares (Class A and Class C). Each class of shares has a different combination of sales charges, fees and eligibility requirements. Class A shares are subject to a maximum sales charge of 5.5% and the Class C shares are subject to a maximum contingent deferred sales charge of 1.00% on redemption of shares held less than one year. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, and realized and unrealized gains or losses on investments are allocated to each class of shares based on relative net assets.

(2)  Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     (a)  Investment Valuation

          Securities (other than short-term instruments) for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded. Securities for which there were no sales on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days when purchased are valued by the amortized cost method, which approximates fair value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Choice Investment Management, LLC (the "Adviser") pursuant to guidelines established by the Board of Trustees.

     (b)  Expenses

          The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory fees. Expenses directly attributable to a class of shares, such as distribution fees, are charged to that class. Expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in the Trust in proportion to their relative net assets. Certain Fund expenses may be reduced by brokerage credits which are shown as Expenses Paid Indirectly in the Statement of Operations. Brokerage credits are generated when a Fund directs portfolio trades to certain brokers.

     (c)  Short Positions

          When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales are included as Dividends on Short Positions on the Statement of Operations. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

8    Choice Market Neutral Fund

     (d)  Futures Contracts

          The Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts of payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. This collateral must equal the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract for the short futures contracts. All collateral is required to be adjusted daily.

          The risks inherent in the use of futures contracts include: 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the futures contracts and movements in the price of the underlying securities or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract.

     (e)  Option Transactions

          For hedging purposes, the Fund may buy and sell put and call options, write covered put and call options on portfolio securities and write over-the-counter options where the completion of the obligation is dependent upon the credit standing of another party. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

          Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

     (f)  Federal Income and Excise Taxes

          No federal income tax provision has been made since the Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.

     (g)  Distributions to Shareholders

          Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ for financial statement purposes from their characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (h)  Other

          Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

                                          Choice Market Neutral Fund    9

(3)  Investment Adviser Fees and Other Transactions with Affiliates

     The Fund has an agreement (the "Agreement") with the Adviser, with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this Agreement, the Fund will pay the Adviser a monthly fee at the annual rate of 1.65% of the Fund's average daily net assets.
     The Agreement provides for an expense reimbursement from the Adviser if the Fund's total expenses, exclusive of taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, and extraordinary expenses, exceed 3.40% for Class A and 4.50% for Class C of average net assets of each respective class through February 24, 2004. After such date, the expense limitation may be terminated at any time.

     CIM Securities, LLC ("CIM"), an affiliate of the Adviser, is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the fund in connection with the distribution of its shares and certain shareholder and related services, at an annual rate, as determined from time to time by the Board of Trustees. Under this Plan, the Fund's Class A and Class C shares pay up to 0.35% and 0.75% of each class's average daily net assets, respectively, for distribution service, and the Class C shares pay up to 0.25% of average daily net assets for shareholder related charges. For the period ended April 30, 2003, the Fund incurred Rule 12b-1 fees of $104 and $16 for Class A and Class C shares, respectively. As distributor, CIM received commissions of $152 from the sale of Class A shares for the period ended April 30, 2003.

     During the period ended April 30, 2003, the Fund paid $277 in brokerage commissions to CIM on the purchase and sale of portfolio securities.

(4)  Capital Share Transactions

     Transactions in shares of the Fund for the period ended April 30, 2003 were as follows:

                                                       Class A          Class C
                                                       -------          -------
          Shares sold                                    134,003            7,464
          Shares redeemed                                   -                -
                                                       ---------        ---------
          Net Increase                                   134,003            7,464
                                                       =========        =========

(5)  Investment Transactions

     The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended April 30, 2003 were $313,049 and $318,892, respectively.

(6)  Federal Income Tax Information

     At April 30, 2003, the cost of securities, excluding securities sold short, on a tax basis and gross unrealized appreciation
     (depreciation) on investments for federal income tax purposes were as follows:
                                                  Market Neutral
                                                  --------------

     Cost of Investments                            $1,196,618

     Gross Unrealized Appreciation                  $     -

     Gross Unrealized (Depreciation)                      -

     Net Unrealized Appreciation (Depreciation)
       on Investments                               $     -
                                                    ==========






10    Choice Market Neutral Fund
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                                         Choice Market Neutral Fund    11
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12    Choice Market Neutral Fund

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                                         Choice Market Neutral Fund    13

                                 [LOGO]

                     803 W. Michigan Street, Suite A
                           Milwaukee, WI 53233
                             (800) 392-7107

                           www.choicefunds.net

                    CIM Securities, LLC, Distributor

        Must be accompanied or proceeded by a current prospectus.